Other liabilities	12 Months Ended
Dec. 31, 2023
Miscellaneous liabilities [abstract]
Other liabilities	Other liabilities

	12/31/2023	12/31/2022
Payments to be processed (a)	1,150,536	648,887
Social and statutory provisions (b)	139,752	77,383
Lease liabilities (Note 24.a)	120,395	146,705
Pending settlements (c)	118,307	31,352
Contract liabilities (d)	41,785	45,364
Agreements	27,979	33,736
Other liabilities	298,494	190,100
Total	1,897,248	1,173,527

(a)    The balance is substantially composed of: credit operation installments to be transferred, payment orders to be settled, suppliers to be paid, liabilities from business combination and fees to be paid;
(b)    Previously presented as “Provisions for salaries, vacations and other labor charges”;
(c)     Refer to customer operations intended for carrying out business with fixed income securities, shares, commodities and financial assets, which will be settled within a maximum period of D+5;
(d)    The balance consists of amounts received, not yet recognized in the income statement arising from the exclusive contract for insurance products signed between the subsidiary Inter Digital Corretora and Consultoria de Seguros Ltda. (“Inter Seguros”) and Liberty Seguros.
a.Lease liabilities
The changes in lease liabilities as of December 31, 2023 and year ended December 31, 2022 are as follows:

Balance at January 1, 2023	146,705
New contracts	3,460
Payments	(37,678)
Accrued interest	7,908
Ending balance at December 31, 2023	120,395

Balance at January 1, 2022	137,085
New contracts	1,225
Payments	(38,882)
Accrued interest	47,277
Ending balance at December 31, 2022	146,705
Lease maturity
The maturity of the lease liabilities is as follows:

	12/31/2023	12/31/2022
Up to 1 year	6,016	2,890
From 1 year to 5 years	10,431	26,009
Above 5 years	103,948	117,806
Total	120,395	146,705